[Lincoln Letterhead]

May 3, 2002

                             VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:      Lincoln National Variable Annuity Account C
         Registration No. 20

Commissioners:

The above listed Registrant is filing pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. We certify that the final form of the Prospectus and Statement of Additional Information for the above referenced account, otherwise required to be filed under paragraph (c) of Rule 497, does not differ from the most recent post-effective amendment to the registration statement filed electronically on Form N-4 with the Commission on April 11, 2002.

If there are any questions regarding this filing, please contact me at
(260) 455-3249.

Sincerely,

/s/ Rebecca Reef

Rebecca Reef
Employer Sponsored Annuity Operations
Business Process Expert
The Lincoln National Life Insurance Company